Income Taxes - Components of Net Deferred Tax Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Provision For Income Taxes [Line Items]
Current deferred taxes, net	$ 26,058	$ 24,090
Long-term deferred taxes, net	(265,181)	(484,076)
Other long-term assets	7,407	64,491
Deferred tax assets:
Accruals and advances	37,592	9,416
Amortizable intangible assets	447,839	558,276
Non-amortizable intangible assets	85,219	85,219
Performance incentives	35,984	39,072
Sales-type leases		16,364
Customer deposits	56,605	58,533
Debt issuance costs		4,021
Bad debt reserve	1,668	7,146
Accrued retirement benefits	116,130	100,541
Interest rate swap	14,999	27,573
Satellites and other property and equipment	125,422	77,690
Disallowed Interest Expense	27,653
Net operating loss carryforward	626,507	337,727
Capital loss carryforward	22,680	19,741
Alternative minimum tax credit carryforward	16,345	16,345
Other	22,857	13,962
Total deferred tax assets	1,637,500	1,371,626
Deferred tax liabilities:
Satellites and other property and equipment	(79,706)	(275,282)
Amortizable intangible assets	(35,612)	(160,798)
Non-amortizable intangible assets	(268,087)	(241,233)
Debt obligations		(28,423)
Tax Basis Differences in Investments and Affiliates	(273,281)
Other	(8,008)	(10,653)
Total deferred tax liabilities	(664,694)	(716,389)
Valuation allowance	(1,204,522)	(1,050,732)
Net deferred taxes	$ (231,716)	$ (395,495)